Restructuring And Related Charges	12 Months Ended
Sep. 30, 2017
Restructuring And Related Charges [Abstract]
Restructuring And Related Charges

NOTE 5 - RESTRUCTURING AND RELATED CHARGES

Pet Rightsizing Initiative – During the second quarter of the year ending September 30, 2017, the Company implemented a rightsizing initiative within the PET segment to streamline certain operations and reduce operating costs. The initiative includes headcount reductions and the rightsizing of certain facilities. Total costs associated with this initiative are expected to be approximately $11 million, of which $8.2 million has been incurred to date. The balance is anticipated to be incurred through September 30, 2018.

HHI Distribution Center Consolidation – During the second quarter of the year ending September 30, 2017, the Company implemented an initiative within the HHI segment to consolidate certain operations and reduce operating costs. The initiative includes headcount reductions and the exit of certain facilities. Total costs associated with the initiative are expected to be approximately $50 million, of which $27.4 million has been incurred to date. The balance is anticipated to be incurred through September 30, 2018.

GAC Business Rationalization Initiatives – During the third quarter of the year ended September 30, 2016, the Company implemented a series of initiatives in the GAC segment to consolidate certain operations and reduce operating costs. These initiatives included headcount reductions and the exit of certain facilities. Total costs associated with these initiatives are expected to be approximately $32 million, of which $29.5 million has been incurred to date. The balance is anticipated to be incurred through December 31, 2017.

HHI Business Rationalization Initiatives – During the fourth quarter of the year ended September 30, 2014, the Company implemented a series of initiatives throughout the HHI segment to reduce operating costs and exit low margin business outside the U.S. These initiatives included headcount reductions, the exit of certain facilities and the sale of a portion of the global HHI operations. Total costs associated with these initiatives of $16.6 million has been incurred and completed as of September 30, 2016.

Global Expense Rationalization Initiatives – During the third quarter of the year ended September 30, 2013, the Company implemented a series of initiatives throughout the Company to reduce operating costs. These initiatives consisted of headcount reductions in PET and within Corporate. Total costs associated with these initiatives of $47.0 million has been incurred and completed as of September 30, 2016.

Other Restructuring Activities – The Company has entered or may enter into small, less significant initiatives and restructuring activities to reduce costs and improve margins throughout the organization. Individually these activities are not substantial, and occur over a shorter time period (less than 12 months).

The following summarizes restructuring and related charges for the years ended September 30, 2017, 2016, and 2015:

(in millions)	2017	2016	2015
HHI distribution center consolidation	$27.4	$—	$—
GAC business rationalization initiative	24.2	5.3	—
PET rightsizing initiative	8.2	—	—
Global expense rationalization initiative	0.3	4.6	9.0
HHI business rationalization initiative	—	2.2	9.5
Other restructuring activities	0.3	1.9	1.0
Total restructuring and related charges	$60.4	$14.0	$19.5
Reported as:
Cost of goods sold	$18.1	$0.2	$1.4
Operating expense	42.3	13.8	18.1

The following summarizes restructuring and related charges for the years ended September 30, 2017, 2016, and 2015, and cumulative costs of restructuring initiatives as of September 30, 2017, by cost type:

(in millions)	Termination Benefits	Other Costs	Total
For the year ended September 30, 2017	$11.2	$49.2	$60.4
For the year ended September 30, 2016	2.4	11.6	14.0
For the year ended September 30, 2015	1.8	17.7	19.5
Cumulative costs through September 30, 2017	11.1	54.6	65.7
Future costs to be incurred	5.1	25.0	30.1

Termination costs consist of involuntary employee termination benefits and severance pursuant to a one-time benefit arrangement recognized as part of a restructuring initiative. Other costs consist of non-termination type costs related to restructuring initiatives such as incremental costs to consolidate or close facilities, relocate employees, cost to retrain employees to use newly deployed assets or systems, lease termination costs, and redundant or incremental transitional operating costs and customer fines and penalties during transition, among others

The following is a rollforward of the accrual related to all restructuring and related activities, included within Other Current Liabilities, by cost type, for the years ended September 30, 2017, 2016, and 2015:

(in millions)	Termination Benefits	Other Costs	Total
Accrual balance at September 30, 2015	$6.2	$0.2	$6.4
Provisions	2.1	3.6	5.7
Cash expenditures	(5.1)	(1.0)	(6.1)
Non Cash Items	(0.7)	—	(0.7)
Accrual balance at September 30, 2016	$2.5	$2.8	$5.3
Provisions	1.8	0.9	2.7
Cash expenditures	(2.9)	(2.8)	(5.7)
Non-cash items	—	—	—
Accrual balance at September 30, 2017	$1.4	$0.9	$2.3

The following summarizes restructuring and related charges by segment for the years ended September 30, 2017, 2016, and 2015, cumulative costs of restructuring initiatives as of September 30, 2017 and future expected costs to be incurred by segment:

(in millions)	PET	H&G	HHI	GAC	Corporate	Total
For the year ended September 30, 2017	$9.1	$—	$26.6	$24.2	$0.5	$60.4
For the year ended September 30, 2016	6.0	0.4	2.3	5.3	—	14.0
For the year ended September 30, 2015	8.9	0.6	9.7	—	0.3	19.5
Cumulative costs through September 30, 2017	9.1	—	26.6	29.5	0.5	65.7
Future costs to be incurred	2.6	—	22.9	2.0	2.6	30.1